Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Cash Flows From Discontinued Operations [Abstract]
Net cash flows used in operating activities	$ (118.9)	$ (180.7)
Net cash flows used in investing activities	(21.7)	(69.4)
Net cash flows from financing activities	147.8	242.3
Net cash flows from (used in) discontinued operations	$ 7.2	$ (7.8)